COMPANY'S OPERATIONS - Summary (Details)	6 Months Ended
Jun. 30, 2022 item
COMPANY'S OPERATIONS
Number of industrial units	13
Domestic (Brazil)
COMPANY'S OPERATIONS
Number of technology centers	5
Number of distribution centers	23
Number of ports	3
State of Para
COMPANY'S OPERATIONS
Number of industrial units	2
State of Sao Paulo
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Holding S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	45.73%